RELATED PARTY TRANSACTIONS AND BALANCES (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bluemount Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Bluemount Group Limited
Relationship with the Group	Shareholder of the Company
Echo International Holdings Group Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Echo International
Relationship with the Group	Shareholder of the Company
Yuk Cuisine Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Yuk Cuisine Limited
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Yuk Cuisine Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Yuk Cuisine (Hong Kong) Limited
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Echo Asia Hong Kong Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Echo Asia (Hong Kong) Limited
Echo Asia Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships		4,507
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Bluemount Financial Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Bluemount Financial Holdings Limited
Relationship with the Group	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan)
Bluemount Investment Fund S P C [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Bluemount Investment Fund SPC (“Bluemount Fund”)
Relationship with the Group	Common director (Ms. Chan Wan Shan Sandra)
Ms Chan Wan Shan Sandra [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Ms. Chan Wan Shan Sandra
Relationship with the Group	Director of the Company
Mr Pan Jiye [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Mr. Pan
Relationship with the Group	Director of the Company
Global New Normal Anti Inflation Limited Partnership Fund S P C [Member]
IfrsStatementLineItems [Line Items]
Nature of relationships	Global New Normal Anti-Inflation Limited Partnership Fund SPC
Relationship with the Group	Investment manager of the fund until March 1, 2024